SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received and recognized	¥ 4,407	$ 639